Document and Entity Information	Dec. 14, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	PFIZER INC
Amendment Flag	true
Entity Central Index Key	0000078003
Document Type	8-K/A
Document Period End Date	Dec. 14, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-3619
Entity Tax Identification Number	13-5315170
Entity Address, Address Line One	66 Hudson Boulevard East
Entity Address, Postal Zip Code	10001-2192
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	(212)
Local Phone Number	733-2323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On December 14, 2023, Pfizer Inc. filed a Current Report on Form 8-K with Items 2.01, 7.01 and 9.01 (the “Original Report”). Due to a clerical error, the submission header coding in the Original Report inadvertently referred to Item 2.02 on EDGAR and not to Item 2.01. This Amendment No. 1 on Form 8-K/A is being filed for the sole purpose of correcting the submission header coding to refer to Items 2.01, 7.01 and 9.01. All disclosures contained in the Original Report remain unchanged.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.05 par value
Trading Symbol	PFE
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2027
Trading Symbol	PFE27
Security Exchange Name	NYSE